NOTE 24: MANAGEMENT OF CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Note 21 Management Of Capital
Disclosure of detailed information about capital
	As at December 31,
	2019	2018
Equity	$(3,514,913)	$(2,996,220)
Notes payable	969,891	760,715
Convertible debentures payable	427,320	274,466
Secured loan payable	761,711	717,460
	(1,355,991)	(1,243,579)
Less: Cash	(179,153)	(157,668)
	$(1,535,144)	$(1,401,247)